OTHER RECEIVABLES AND PREPAID EXPENSES (Schedule of Other Receivables and Prepaid Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Other Accounts Receivables [Abstract]
Government authorities	$ 202	$ 342
Grant receivables	153	0
Prepaid expenses	504	308
Suppliers' advances	0	1,360
Other	706	54
Other receivables	$ 1,565	$ 2,064